Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q	9 Months Ended
Jun. 30, 2013
Securities Owned And Securities Sold But Not Yet Purchased At Fair Value [Abstract]
Securities Owned And Securities Sold But Not Yet Purchased At Fair Value [Text Block]	NOTE 8. SECURITIES OWNED AND SECURITIES SOLD, BUT NOT YET PURCHASED AT FAIR VALUE

The following tables show the fair market values of securities owned by the Company, and securities sold but not yet purchased by the Company as of June 30, 2013 and September 30, 2012:

As of June 30, 2013
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$68,000	162,000	-	$230,000
Government obligations	388,000	-	-	388,000
Restricted stock and warrants	-	297,000	-	297,000
	$456,000	$459,000	$-	$915,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$11,000	-	-	$11,000
Government obligations	-	-	-	-
	$11,000	$-	$-	$11,000

As of September 30, 2012
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$18,000	-	-	$18,000
Government obligations	678,000	-	-	678,000
Restricted stock	-	56,000	-	56,000
	$696,000	$56,000	$-	$752,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$1,000	-	-	$1,000
Government obligations	-	-	-	-
Restricted stock	-	-	-	-
	$1,000	$-	$-	$1,000

Fair Value Measurements

As of June 30, 2013 the Company owned approximately 72,855 shares of common stock (“shares”) of a developmental stage company. In April, this entity had a 1 for 20 reverse stock split which reduced the total number of shares the Company owned, and adjusted the price accordingly. The shares are included in Securities owned at fair value and are reflected as a Level 2 asset within corporate stocks above. The Company has estimated that the fair market value of the shares is $2.22 per share which is lower than the quoted market price of $6.74 per share as of June 30, 2013 for the following reasons: i.) the limited number of bids it could get for the entire position in one sale transaction, ii.) the timeframe to liquidate the Company’s position in the shares could be one to two years based on the weighted average number of shares that are traded on a daily basis, and iii.) an attempt by the Company to sell the entire position in the open market would most likely have a material adverse impact on the current market trading price of the shares.